Financial Risk Management - Schedule of Contractual Undiscounted Cash Flows Analysed by Maturity and Currency (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	£ 1,154	£ 2,682
Rate derivatives - inflows	(1,697)	(2,056)
Rate derivatives - outflows	1,775	2,175
Total	1,232	2,801
US Dollars [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	184	1,732
Rate derivatives - inflows	(53)	(239)
Rate derivatives - outflows	1,003	1,308
Total	1,134	2,801
Sterling [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Rate derivatives - inflows	(751)	(838)
Rate derivatives - outflows	751	838
Other currency [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	970	950
Rate derivatives - inflows	(893)	(979)
Rate derivatives - outflows	21	29
Total	98
In less than one year [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	20	82
Rate derivatives - inflows	(38)	(103)
Rate derivatives - outflows	48	82
Total	30	61
One to five years [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	601	1,308
Rate derivatives - inflows	(975)	(1,086)
Rate derivatives - outflows	1,060	1,202
Total	686	1,424
Later than five years [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	533	1,292
Rate derivatives - inflows	(684)	(867)
Rate derivatives - outflows	667	891
Total	£ 516	£ 1,316